Commitments and contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Loss Contingencies [Line Items]
Operating leases, rent expense	$ 10.1	$ 10.3	$ 11.3
Escrow Deposit, Contingent Liability
Loss Contingencies [Line Items]
Contingent liabilities	$ 204.8	$ 290.9